Apr. 29, 2025
Real Estate Portfolio | Real Estate Portfolio
Investment Goal
This Fund seeks current income and long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.84%	0.84%
Service Fee	0.20%	N/A
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	1.08%	0.88%
Less Fee Waiver1	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses after Fee Waiver	0.99%	0.79%

1
The investment adviser has agreed to waive 0.09% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$101	$335	$587	$1,309
Class P	$81	$272	$479	$1,076

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$101	$335	$587	$1,309
Class P	$81	$272	$479	$1,076

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2024, the portfolio turnover rate was 44% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies operating in the real estate and related industries. The Fund invests primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (“REITs”) and real estate operating companies (“REOCs”). REITs and REOCs invest primarily in properties that produce income and in real estate interest or loans. The Fund focuses on REITs, as well as REOCs, that invest in a variety of property types and regions. The Fund normally will invest more than 25% of its assets in securities of companies in real estate and related industries.
The Fund may invest in small-, mid- and large-capitalization companies. The Fund may invest in a smaller number of holdings.
The sub-adviser utilizes a bottom-up investment approach for selecting investments for the Fund, using a rigorous, fundamental research analysis of individual issuers. During portfolio construction, the portfolio management team takes into consideration their general outlook on real estate markets and the impact any proposed investment would have on portfolio risk. The weights to different types of properties are primarily the result of bottom-up stock analysis but are also influenced by the team’s top-down views.
The sub-adviser may sell a holding due to a change in a company’s fundamentals, if the sub-adviser believes the security is no longer attractively valued or if the sub-adviser identifies a security that it believes offers a better investment opportunity.
The Fund is classified as non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.
The Fund may lend its portfolio holdings to certain financial institutions.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare both to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a real estate sector equity market index that the Investment Adviser considers to be more representative of the real estate sector equity markets and the Fund’s principal investment strategies, and the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Principal Real Estate Investors LLC began managing the Fund on May 1, 2018, and some investment policies changed at that time. Another firm managed the Fund before that date.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q1 2019: 17.60%; Q1 2020: (22.86%)
Average Annual Total Returns (For the periods ended December 31, 2024)
Average Annual Total Returns
(For the periods ended December 31, 2024)	1 year	5 years	10 years
Class I (incepted January 4, 1999)	7.51%	4.16%	5.23%
Class P (incepted May 2, 2011)	7.73%	4.37%	5.44%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	25.02%	14.53%	13.10%
MSCI US REITs Index (reflects no deductions for fees, expenses, or taxes)	7.49%	3.10%	4.38%